John Hancock

197 Clarendon Street

Boston, Massachusetts 02116

(617) 572-0070

E-mail:

mramirez@jhancock.com

Michael A. Ramirez

Assistant Vice President &

Senior Counsel

VIA EDGAR

April 23, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Room

RE	John Hancock Life Insurance Company (U.S.A.)

Registration Statements Filed On Form N-6

John Hancock Variable Life Account UV (Annual Premium Variable Life)	# 333-164157

John Hancock Variable Life Account UV (Flex- V1)	# 333-164158

John Hancock Variable Life Account UV (Flex- V2)	# 333-164159

John Hancock Variable Life Account UV (Medallion Variable Life)	# 333-164160

John Hancock Variable Life Account UV (Variable Estate Protection)	# 333-164161

John Hancock Variable Life Account UV (Variable Estate Protection Plus)	# 333-164162

John Hancock Variable Life Account UV (Variable Estate Protection Edge, Performance Survivorship Variable Universal Life, Majestic Performance Survivorship Variable Universal Life)	# 333-164164

John Hancock Variable Life Account UV (Majestic Variable Universal Life 98)	# 333-164163

John Hancock Variable Life Account UV (Majestic Variable Estate Protection 98)	# 333-164165

John Hancock Variable Life Account UV (Medallion Executive Variable Life III)	# 333-164166

John Hancock Variable Life Account UV (Medallion Variable Universal Life Plus)	# 333-164167

John Hancock Variable Life Account UV (Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II)	# 333-164168

John Hancock Variable Life Account UV (Majestic Variable COLI)	# 333-164169

John Hancock Variable Life Account S (Medallion Executive Variable Life, Medallion Executive Variable Life II, Medallion Executive Variable Life III)	# 333-164150

John Hancock Variable Life Account S (Majestic Variable Universal Life, Majestic Variable Universal Life 98)	# 333-164151

John Hancock Variable Life Account S (Variable Master Plan Plus)	# 333-164152

John Hancock Variable Life Account S (Majestic Variable COLI)	# 333-164153

John Hancock Variable Life Account S (Variable Estate Protection, Majestic Variable Estate Protection, Majestic Variable Estate Protection 98, Variable Estate Protection Plus)	# 333-164156

John Hancock Variable Life Account S (Variable Estate Protection Edge, Performance Survivorship Variable Universal Life, Majestic Performance Survivorship Variable Universal Life)	# 333-164154

John Hancock Variable Life Account S (Performance Executive Variable Life)	# 333-164155

John Hancock Variable Life Account U (Medallion Variable Life, Medallion Variable Universal Life Plus)	# 333-164171

John Hancock Variable Life Account U (Annual Premium Variable Life)	# 333-164172

John Hancock Variable Life Account U (Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II)	# 333-164173

John Hancock Variable Life Account U (eVariable Life)	# 333-164174

John Hancock Variable Life Account V (Flex V1)	# 333-164175

John Hancock Variable Life Account V (Flex V2)	# 333-164176

John Hancock Life Insurance Company (U.S.A.) Account A (VUL Accumulator, EPVUL, Accumulation Variable Universal Life)	# 333-85284

John Hancock Life Insurance Company (U.S.A.) Account A (VUL Protector)	# 333-88748

John Hancock Life Insurance Company (U.S.A.) Account A (SPVL)	# 333-71136

John Hancock Life Insurance Company (U.S.A.) Account A (Survivorship VUL)	# 333-100597

John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life)	# 333-124150

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Performance Variable Universal Life)	# 333-131299

John Hancock Life Insurance Company (U.S.A.) Account A (Protection SVUL/Accumulation SVUL)	# 333-141692

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Survivorship VULX)	# 333-148991

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VULX)	# 333-151630

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Variable Universal Life 08)	# 333-152406

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VCOLIX)	# 333-153252

John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life 09)	# 333-157212

John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life 2012)	# 333-179570

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Variable Universal Life 2014)	# 333-193994

John Hancock Life Insurance Company (U.S.A.) Account A (Simplified Life)	# 333-194818

John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life 2017)	# 333-217721

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Variable Universal Life 2019)	# 333-233647

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Accumulation Variable Universal Life 2019)	# 333-233648

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Survivorship Variable Universal Life 2020)	# 333-236446

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Survivorship Variable Universal Life 2020)	# 333-236447

John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life 2021)	# 333-248502

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Variable Universal Life 2021)	# 333-254210

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Accumulation Variable Universal Life 2021)	# 333-254211

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Variable Universal Life 2021 Core)	# 333-265436

John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life 2023)	# 333-266659

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Variable Universal Life 2025)	# 333-281927

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Variable Universal Life 2025 Employer Market)	# 333-281928

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 03, Corporate VUL 04)	# 333-100567

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 05)	# 333-126668

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL)	# 333-152409

John Hancock Life Insurance Company of New York

Registration Statements Filed On Form N-6

John Hancock Life Insurance Company of New York Account B (VUL Accumulator)	# 333-85296

John Hancock Life Insurance Company of New York Account B (VUL Protector)	# 333-88972

John Hancock Life Insurance Company of New York Account B (SPVL)	# 333-33504

John Hancock Life Insurance Company of New York Account B (Survivorship VUL)	# 333-100664

John Hancock Life Insurance Company of New York Account B (Protection Variable Universal Life)	# 333-127543

John Hancock Life Insurance Company of New York Account B (Corporate VUL)	# 333-131139

John Hancock Life Insurance Company of New York Account B (Accumulation Variable Universal Life)	# 333-131134

John Hancock Life Insurance Company of New York Account B (Majestic Performance Variable Universal Life)	# 333-132905

John Hancock Life Insurance Company of New York Account B (Protection SVUL/Accumulation SVUL)	# 333-141693

John Hancock Life Insurance Company of New York Account B (Majestic Survivorship VULX)	# 333-148992

John Hancock Life Insurance Company of New York Account B (Majestic VULX)	# 333-151631

John Hancock Life Insurance Company of New York Account B (Accumulation Variable Universal Life 08)	# 333-152407

John Hancock Life Insurance Company of New York Account B (Corporate VUL 08)	# 333-152408

John Hancock Life Insurance Company of New York Account B (Majestic VCOLIX)	# 333-153253

John Hancock Life Insurance Company of New York Account B (Protection Variable Universal Life 09)	# 333-157213

John Hancock Life Insurance Company of New York Account B (Protection Variable Universal Life 2012)	# 333-179571

John Hancock Life Insurance Company of New York Account B (Accumulation Variable Universal Life 2014)	# 333-193995

John Hancock Life Insurance Company of New York Account B (Accumulation Variable Universal Life 2019)	# 333-235396

John Hancock Life Insurance Company of New York Account B (Majestic Accumulation Variable Universal Life 2019)	# 333-235397

John Hancock Life Insurance Company of New York Account B (Accumulation Survivorship Variable Universal Life 2020)	# 333-238712

Dear Commissioners:

Pursuant to Rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)

the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement effective April 28, 2025, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Michael A. Ramirez
Assistant Vice President and Senior Counsel